Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Current and Deferred Components of Income Tax Expense

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive income are as follows:

	As of December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Current tax	193,428,603	153,947,310	197,233,190	28,330,775
Deferred tax	(10,860,341)	(1,228,642)	(7,665,373)	(1,101,062)
Total	182,568,262	152,718,668	189,567,817	27,229,713

Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31
	2017	2018	2019
PRC statutory tax rate	25%	25%	25%
Withholding tax on the PRC earnings distribution	14%	4%	3%
Effect of international rate difference	2%	(1%)	0%
Effect of preferential tax rate	(3%)	(3%)	(5%)
Tax effect of expenses that are not deductible in determining taxable profit	1%	4%	7%
Effective tax rate	39%	29%	30%

Components of Deferred Income Tax Assets and Liabilities	The principal components of the Group’s deferred income tax assets and liabilities as of December 31,2017, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Deferred tax assets:
Net loss carryforward	3,378,686	15,741,149	2,261,075
Deferred revenue	117,236,504	146,046,006	20,978,196
Deferred rent	6,235,277	5,683,389	816,368
Bad debt expenses	1,608,304	5,268,134	756,720
Accrued expenses	7,874,804	7,368,561	1,058,427
Impairment of long-lived assets	1,252,169	-	-
Valuation allowance	(4,284,778)	(19,619,046)	(2,818,099)
Total deferred tax assets	133,300,966	160,488,193	23,052,687
Deferred tax liabilities:
Depreciation of property and equipment	(4,028,230)	(3,864,132)	(555,048)
Unrealized gains from equity securities	(10,312,983)	(4,304,431)	(618,293)
Intangible assets arising from acquisition	(5,851,517)	(143,943,382)	(20,676,173)
Withholding tax on PRC earnings to be distributed	(23,345,894)	(43,191,602)	(6,204,085)
Total deferred tax liabilities	(43,538,624)	(195,303,547)	(28,053,599)

Schedule of Unrecognized Tax Benefits

Unrecognized tax benefits — January 1, 2018	113,299,633
Increases — tax positions in the current period	58,693,484
Decreases — tax positions in prior period	(2,373,708)
Unrecognized tax benefits — December 31, 2018	169,619,409
Unrecognized tax benefits — January 1, 2019	169,619,409
Increases — tax positions in the current period	104,031,858
Decreases — tax positions in prior period	(12,009,550)
Unrecognized tax benefits — December 31, 2019	261,641,717